NEWBUILDINGS (Notes)	6 Months Ended
Jun. 30, 2013
Significant Acquisitions and Disposals [Line Items]
NEWBUILDINGS
6. NEWBUILDINGS

In March 2013, the Company concluded two newbuilding contracts for 182,000 dwt Capesize bulk carriers with Japan Marine United Corporation in Japan. The vessels are expected to be delivered during 2015. Interest of $136,000 has been capitalized in the six months ended June 30, 2013.